Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2040 Fund	Sep. 08, 2023
Fidelity Freedom Index 2040 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.19%)
Past 5 years	5.25%
Past 10 years	7.81%
Fidelity Freedom Index 2040 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.63%)
Past 5 years	3.94%
Past 10 years	6.87%
Fidelity Freedom Index 2040 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.52%)
Past 5 years	3.91%
Past 10 years	6.16%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1907
Average Annual Return:
Past 1 year	(18.14%)
Past 5 years	5.39%
Past 10 years	8.48%